Warrants - Schedule of Warrant Issuance Date (Details) - $ / shares	Sep. 30, 2024	Aug. 06, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 11, 2022	Jun. 30, 2020
Warrants
Exercise price of warrants (in dollars per share)		$ 1.00			$ 132.75
Number of warrants exercised for issuance of shares (in shares)	1,419,430		429,749	97,675		428
November 9, 2016
Warrants
Exercise price of warrants (in dollars per share)	$ 46.80		$ 46.80
Number of warrants exercised for issuance of shares (in shares)	5,342		5,342	5,342
January 23, 2020
Warrants
Exercise price of warrants (in dollars per share)	$ 120.00		$ 120.00
Number of warrants exercised for issuance of shares (in shares)	12,430		12,430	12,430
Second Warrant Issuance January 23 2020
Warrants
Exercise price of warrants (in dollars per share)	$ 120.00		$ 120.00
Number of warrants exercised for issuance of shares (in shares)	34,974		34,974	54,974
August - December 2021
Warrants
Exercise price of warrants (in dollars per share)			$ 300.00
Number of warrants exercised for issuance of shares (in shares)			0	17,917
January - February 2022
Warrants
Exercise price of warrants (in dollars per share)			$ 300.00
Number of warrants exercised for issuance of shares (in shares)			0	1,012
September 14, 2022
Warrants
Exercise price of warrants (in dollars per share)			$ 20.10
Number of warrants exercised for issuance of shares (in shares)			0	26,000
April 18, 2023
Warrants
Exercise price of warrants (in dollars per share)	$ 20.10		$ 20.10
Number of warrants exercised for issuance of shares (in shares)	0		51,689	0
Warrants, held in abeyance (in shares)			51,689
June 5, 2023
Warrants
Exercise price of warrants (in dollars per share)	$ 4.80		$ 20.10
Number of warrants exercised for issuance of shares (in shares)	0		85,314	0
Warrants, held in abeyance (in shares)			7,112
December 21, 2023
Warrants
Exercise price of warrants (in dollars per share)	$ 4.80		$ 20.10
Number of warrants exercised for issuance of shares (in shares)	192,869		240,000	0